Loans Payable, Shareholders	6 Months Ended
Jun. 30, 2016
Loans Payable [Member]
Loans Payable, Shareholders
Note 7 — Loans Payable, Shareholders

As of June 30, 2016 and December 31, 2015, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $4,010,000 and $2,828,000, respectively.  All amounts due as of June 30, 2016 are considered short-term advances and are due on demand.